Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 10:-	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2013	2014	2015
Numerator for basic and diluted net earnings per share:

Net income	$1,134	$3,023	$4,725

Weighted average shares outstanding, net of treasury stock:

Denominator for basic net earnings per share	8,953,565	8,969,588	24,633,369
Effect of dilutive securities:
Employee stock options	926,484	1,476,741	1,825,215

Denominator for diluted net earnings per share	9,880,049	10,446,329	26,458,584

Basic net earnings per share	$0.13	$0.34	$0.19

Diluted net earnings per share	$0.11	$0.29	$0.18